Hedging activities - Narrative (Details) € in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure of detailed information about hedges [line items]
Entity hedge ratio	1
Cash flow hedges
Disclosure of detailed information about hedges [line items]
Notional amount	€ 3,818	€ 4,488	€ 5,199
Cash flow hedges | Interest rate and cross currency swaps
Disclosure of detailed information about hedges [line items]
Notional amount	696	1,306	2,079
Fair value hedges
Disclosure of detailed information about hedges [line items]
Notional amount	1,167	1,159	1,165
Borrowings	1,076	1,051
Financial liabilities	74	106
Fair value hedges | Interest rate and cross currency swaps
Disclosure of detailed information about hedges [line items]
Notional amount	1,154	1,159	1,165
Net investment hedges
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Foreign currency contracts
Disclosure of detailed information about hedges [line items]
Notional amount of non-designated hedging instrument	206	215
Commodity hedges
Disclosure of detailed information about hedges [line items]
Notional amount of non-designated hedging instrument	33	0
Foreign currency contracts | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Notional amount	1,500	1,100	1,700
Commodity contracts | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Notional amount	€ 1,700	€ 1,400	€ 1,400